UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment  [ X ];  Amendment Number:  03
              This Amendment (check one): [ X ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  11/06/02
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total: $ 181977(Thousands)

List of Other Included Managers:          None

FORM 13F INFORMATION TABLE
                        TITLE            MKT VAL   AMT   INVEST   OTHR      VOTING AUTHORITY
ISSUER                  OF CL   CUSIP   (x$1000)  (SHS)  DISCR    MGRS  (SOLE)  (SHARED)  (NONE)

Accredo Health Inc      COM   00437V104    3538    61775  SOLE           49125     0        12650
Action Perf Cos         COM   004933107    9389   190632  SOLE          152283     0       38349
Alpha Indus Inc         COM   020753109     610    40000  SOLE           31250     0        8750
Apollo Grp Inc          CL A  037604105    9918   185205  SOLE          147058     0       38147
Apollo Grp Inc Unv Phx  COM   037604204     971    23200  SOLE           22600     0         600
Applied Micro Circ Corp COM   03822W109     178    22300  SOLE           17168     0        5132
ATI Techs Inc           COM   001941103    4156   310150  SOLE          243700     0       66450
Beazer Homes USA Inc    COM   07556Q105    5303    68383  SOLE           53795     0       14588
Beverly Enterprises Inc COM   087851309     148    20601  SOLE           19601     0        1000
Bruker AXS Inc          COM   11679P101     599   144235  SOLE          113335     0       30900
Career Education Corp   COM   141665109    3561    89915  SOLE           70965     0       18950
Caremark Rx Inc         COM   141705103   10840   555892  SOLE          442475     0      113417
Centex Corp             COM   152312104    4608    88727  SOLE           70477     0       18250
Check Point Sft Tech    ORD   M22465104    4266   140318  SOLE          109868     0       30450
Computer Assoc Intl Inc COM   204912109     813    37150  SOLE           36700     0         450
Convera Corp            CL A  211919105      91    26050  SOLE           16105     0        9945
Cross Country Inc       COM   22748P105    3282   121543  SOLE           95643     0       25900
DR Horton Inc           COM   23331A109    4562   120994  SOLE           95864     0       25130
Dianon Sys Inc          COM   252826102    3466    53428  SOLE           42178     0       11250
Edison Schools Inc      CL A  281033100    1711   123085  SOLE           96535     0       26550
Electronic Arts Inc     COM   285512109    5370    88315  SOLE           69515     0       18800
Electronics Boutique    COM   286045109    4061   117605  SOLE           94305     0        23300
Emcor Grp Inc           COM   29084Q100    1748    30138  SOLE           23738     0        6400
Expedia Inc             CL A  302125109    6112    87518  SOLE           68918     0       18600
Factual Data Corp       COM   303094106     626    78200  SOLE           41678     0       36522
Finisar Corp            COM   31787A101     154    19993  SOLE           15593     0        4400
Flir Systems Inc        COM   302445101    2841    59490  SOLE           46940     0       12550
Gamestop Corp           CL A  36466R101    1722    85263  SOLE           67713     0       17550
Homestore.com Inc       COM   437852106     271   100400  SOLE           78000     0       22400
Horizon Organic Hldg    COM   44043T103    2807   170640  SOLE          134940     0       35700
Integrated Defense Tech COM   45819B101    1834    66078  SOLE           52228     0       13850
Laboratory Corp Amer    COM   50540R409    5969    62270  SOLE           62270     0           0
Laser Vision Centers    COM   51807H100      54    17400  SOLE           17400     0           0
Lennar Corp             COM   526057104    5908   111976  SOLE           49320     0       62656
Mercury Interactive     COM   589405109    3735    99208  SOLE           75858     0       23350
Mohawk Industries Inc   COM   608190104    5352    89065  SOLE           70865     0       18200
Multimedia Games Inc    COM   625453105    3641   103007  SOLE           81232     0       21775
Nobel Learning Comms    COM   654889104     380    54350  SOLE           32854     0       21496
Nvidia Corp             COM   67066G104     319     7200  SOLE            5800     0        1400
Office Depot Inc        COM   676220106    5846   294513  SOLE          233113     0       61400
Panera Bread Co         CL A  69840W108    1888    29638  SOLE           23538     0        6100
Petco Animal Supplies   COM   716016209    2836   120200  SOLE           93950     0       26250
Pier 1 Imports Inc      COM   720279108    3109   151000  SOLE          119000     0       32000
Presstek Inc            COM   741113104     136    23450  SOLE           17563     0        5887
Rambus Inc              COM   750917106    1198   153757  SOLE          134800     0       18957
Rational Software Corp  COM   75409P202    1235    78013  SOLE           61263     0       16750
Royal Carribean Cruises COM   V7780T103    3386   150150  SOLE          118250     0       31900
SCP Pool Corp           COM   784028102    5994   190890  SOLE          152039     0       38851
Siebel Sys Inc          COM   826170102    6434   197290  SOLE          152040     0       45250
Stericycle Inc          COM   858912108    3046    48683  SOLE           38333     0       10350
Sylvan Learning Sys Inc COM   871399101    3456   122350  SOLE           96400     0       25950
US Physical Therapy Inc COM   90337L108    3630   201105  SOLE          162853     0       38252
United Natural Foods    COM   911163103    3503   140610  SOLE          110410     0       30200
Webex Communications    COM   94767L109    1607    97678  SOLE           76878     0       20800
Whole Foods Market Inc  COM   966837106    9763   213675  SOLE          170364     0       43311